PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 19,332	$ 13,090
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,069	10,847
Depreciated cost	5,263	2,243
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,190	8,600
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,964	7,279
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,183	2,909
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,609	2,261
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,959	1,581
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,496	$ 1,307